Stock-Based Compensation - Summary of Stock Option Activities (Details) - Options - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Sep. 30, 2021
Options
Outstanding - beginning balance (in shares)	8,978,185
Granted (in shares)	0
Exercised (in shares)	(893,509)
Forfeited (in shares)	0
Outstanding - ending balance (in shares)	8,084,676
Exercisable at period end (in shares)	8,084,676
Weighted Average Exercise Price
Outstanding - beginning balance (in dollars per share)	$ 0.19
Granted (in dollars per share)	0
Exercised (in dollars per share)	0.18
Forfeited (in dollars per share)	0
Outstanding - ending balance (in dollars per share)	0.19
Exercisable at period end (in dollars per share)	0.19
Weighted Average Grant Date Fair Value
Outstanding - beginning balance (in dollars per share)	0.20
Granted (in dollars per share)	0
Exercised (in dollars per share)	0.16
Forfeited (in dollars per share)	0
Outstanding - ending balance (in dollars per share)	0.21
Exercisable at period end (in dollars per share)	$ 0.21
Additional Disclosures
Weighted Average Remaining Life (years)	5 years 7 months 6 days	5 years 8 months 12 days
Weighted Average Remaining Life, Exercisable (years)	5 years 7 months 6 days
Intrinsic Value	$ 69,875		$ 91,699
Intrinsic Value, Exercisable	$ 69,875